DOCUMENT AND ENTITY INFORMATION (CNY)	12 Months Ended
Sep. 30, 2011
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Trading Symbol	seed
Entity Common Stock, Shares Outstanding	23,382,812
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	0

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
ASSETS
Cash and cash equivalents	$ 20,448	129,942	299,672
Accounts receivable, less allowance for doubtful amounts of RMB842 and RMB2,714 as of September 30, 2010 and 2011, respectively (note 4)	1,041	6,616	10,048
Due from related parties (note 3)	816	5,183	5,107
Advances to suppliers (note 5)	1,954	12,418	3,986
Advances to growers	12,372	78,623	40,691
Inventories (note 6)	33,175	210,826	283,174
Income tax recoverable (note 19)	339	2,155	2,745
Other current assets (note 7)	10,237	65,055	18,838
Total current assets	80,382	510,818	664,261
Land use rights, net (note 8)	5,208	33,094	20,907
Plant and equipment, net (note 9)	29,913	190,094	161,681
Equity investments (note 10)	3,226	20,503	22,505
Goodwill (note 2)	1,884	11,973	16,665
Acquired intangible assets, net (note 11)	4,600	29,232	35,344
Deferred income tax assets (note 19)	476	3,028	9,766
Other assets (note 12)	3,091	19,640	3,882
Total assets	128,780	818,382	935,011
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	3,147	20,000	85,900
Accounts payable	903	5,740	8,960
Due to growers	1,251	7,947	42,186
Due to related parties (note 3)	272	1,728	7,926
Advances from customers	62,618	397,933	348,797
Deferred revenues	3,118	19,812	23,111
Income tax payable (note 19; note 22)	6,146	39,060	44,075
Other payables and accrued expenses (note 15)	6,350	40,351	35,656
Total current liabilities	83,805	532,571	596,611
Other long-term liabilities (note 16)	0	0	9,426
Total liabilities	83,805	532,571	606,037
Commitments and contingencies (note 22)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 23,292,412 and 23,382,812 shares issued and outstanding as of September 30, 2010 and 2011 respectively)			0
Additional paid-in capital	62,054	394,344	387,052
Retained earnings (deficit)	(15,662)	(99,533)	(76,454)
Treasury stock at cost (498,851 shares) (note 18)	(4,623)	(29,377)	(29,377)
Accumulated other comprehensive loss	(1,007)	(6,397)	(9,336)
Total Origin Agritech Limited shareholders' equity	40,762	259,037	271,885
Non-controlling interests	4,213	26,774	57,089
Total equity	44,975	285,811	328,974
Total liabilities and equity	$ 128,780	818,382	935,011

CONSOLIDATED BALANCE SHEETS [Parenthetical] (CNY)	Sep. 30, 2011	Sep. 30, 2010
Allowance for doubtful accounts receivable (in RMB)	2,714	842
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	23,382,812	23,292,412
Common stock, shares outstanding	23,382,812	23,292,412
Treasury stock, shares	498,851	498,851

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2009 CNY
Revenues	$ 89,291	567,434	584,860	592,492
Cost of revenues	(58,473)	(371,591)	(353,587)	(392,842)
Gross profit	30,818	195,843	231,273	199,650
Operating expenses
Selling and marketing	(8,943)	(56,831)	(52,227)	(55,648)
General and administrative	(13,651)	(86,748)	(78,708)	(64,833)
Research and development	(7,045)	(44,771)	(38,356)	(33,473)
Other income, net	806	5,120	2,340	1,991
Total operating expenses, net	(28,833)	(183,230)	(166,951)	(151,963)
Income from operations	1,985	12,613	64,322	47,687
Interest expense	(231)	(1,469)	(8,539)	(16,784)
Share of net income of equity investments	254	1,616	9,370	4,669
Gain on disposal of an equity investment	0	0	8,883	0
Loss on liquidation of a subsidiary (note 1)	(2,137)	(13,582)	0	0
Interest income	279	1,771	1,634	2,036
Loss on repurchase of convertible notes (note 14)	0	0	0	(51,101)
Change in the fair value of embedded derivatives	0	0	0	3,300
Income before income taxes	150	949	75,670	(10,193)
Income tax expense (note 19)
Current	(1,100)	(6,991)	(4,046)	(580)
Deferred	(1,060)	(6,739)	(5,273)	(11,152)
Income tax expense	(2,160)	(13,730)	(9,319)	(11,732)
Net income (loss)	(2,010)	(12,781)	66,351	(21,925)
Less: Net income attributable to non-controlling interests	1,620	10,298	17,298	18,892
Net income (loss) attributable to Origin Agritech Limited	(3,630)	(23,079)	49,053	(40,817)
Other comprehensive income (loss)
Net income (loss)	(2,010)	(12,781)	66,351	(21,925)
Foreign currency translation difference	462	2,939	1,067	366
Comprehensive income (loss)	(1,548)	(9,842)	67,418	(21,559)
Less: Comprehensive income attributable to non-controlling interests	1,620	10,298	17,298	18,892
Comprehensive income (loss) attributable to Origin Agritech Limited	$ (3,168)	(20,140)	50,120	(40,451)
Net income (loss) attributable to Origin Agritech Limited per share - basic (note 20) (in dollars per share)	$ (0.16)	(1)	2.12	(1.77)
Net income (loss) attributable to Origin Agritech Limited per share - diluted (note 20) (in dollars per share)	$ (0.16)	(1)	2.1	(1.77)
Shares used in calculating basic net income (loss) per share (in shares)	23,072,895	23,072,895	23,189,464	23,013,692
Shares used in calculating diluted net income (loss) per share (in shares)	23,072,895	23,072,895	23,337,265	23,013,692

CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Common Stock [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Total USD ($)	Total CNY
Balance at Sep. 30, 2008	0		388,860		(84,690)		(10,769)		(29,377)		39,224		303,248
Balance (in shares) at Sep. 30, 2008	23,013,692
Net income (loss)	0		0		(40,817)		0		0		18,892		(21,925)
Share-based compensation expense	0		2,760		0		0		0		0		2,760
Dividend paid to non-controlling interests	0		0		0		0		0		(6,727)		(6,727)
Translation adjustment	0		0		0		366		0		0		366
Balance at Sep. 30, 2009	0		391,620		(125,507)		(10,403)		(29,377)		51,389		277,722
Balance (in shares) at Sep. 30, 2009	23,013,692
Net income (loss)	0		0		49,053		0		0		17,298		66,351
Issuance of common stock upon exercise of share options	0		6,535		0		0		0		0		6,535
Issuance of common stock upon exercise of share options (in shares)	278,720
Acquisition of additional equity interest in a subsidiary from non-controlling interests	0		(15,971)		0		0		0		(8,229)		(24,200)
Share-based compensation expense	0		4,868		0		0		0		0		4,868
Acquisition of a subsidiary	0		0		0		0		0		3,538		3,538
Dividend paid to non-controlling interests	0		0		0		0		0		(6,907)		(6,907)
Translation adjustment	0		0		0		1,067		0		0		1,067
Balance at Sep. 30, 2010	0		387,052		(76,454)		(9,336)		(29,377)		57,089		328,974
Balance (in shares) at Sep. 30, 2010	23,292,412
Net income (loss)	0		0		(23,079)		0		0		10,298	(2,010)	(12,781)
Issuance of common stock upon exercise of share options	0		2,654		0		0		0		0		2,654
Issuance of common stock upon exercise of share options (in shares)	90,400
Share-based compensation expense	0		4,638		0		0		0		0		4,638
Acquisition of a subsidiary	0		0		0		0		0		19,600		19,600
Liquidation of a subsidiary	0		0		0		0		0		(48,123)		(48,123)
Dividend paid to non-controlling interests	0		0		0		0		0		(12,090)		(12,090)
Translation adjustment	0		0		0		2,939		0			462	2,939
Balance at Sep. 30, 2011	0	$ 62,054	394,344	$ (15,662)	(99,533)	$ (1,007)	(6,397)	$ (4,623)	(29,377)	$ 4,213	26,774	$ 44,975	285,811
Balance (in shares) at Sep. 30, 2011	23,382,812

CONSOLIDATED STATEMENTS OF EQUITY [Parenthetical]	Sep. 30, 2011
Foreign Currency Exchange Rate, Translation	6.3549

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2009 CNY
Operating activities:
Net income (loss)	$ (3,630)	(23,079)	49,053	(40,817)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,668	23,307	21,712	21,266
Loss (gain) on disposal of plant and equipment	984	6,252	(26)	457
Gain on disposal of an equity investment	0	0	(8,883)	0
Loss on liquidation of a subsidiary	2,137	13,582	0	0
Change in the fair value of embedded derivatives	0	0	0	(3,300)
Impairment on receivables	294	1,872	0	26
Inventory write down	2,042	12,978	14,971	7,395
Loss on repurchase of convertible note	0	0	0	51,101
Interest expense and amortization of discount on convertible notes	0	0	0	3,799
Deferred income tax assets	1,060	6,739	5,273	11,152
Non-controlling interests	1,620	10,298	17,298	18,892
Share-based compensation expense	730	4,638	4,868	2,760
Share of net income of equity investments	(254)	(1,616)	(9,370)	(4,669)
Changes in operating assets and liabilities:
Accounts receivable, net	245	1,560	(4,356)	(1,006)
Due from related parties	(12)	(76)	1,897	3,538
Advances to growers	(5,969)	(37,932)	(16,010)	20,807
Advances to suppliers	(1,327)	(8,432)	2,940	0
Inventories	2,388	15,175	45,783	38,569
Income tax recoverable	93	590	(1,020)	(28)
Other current assets	1	4	98	2,444
Other assets	(474)	(3,010)	3,193	10,182
Accounts payable	(507)	(3,220)	(5,137)	6,014
Due to growers	(5,388)	(34,239)	32,567	(4,414)
Due to related parties	155	984	(7,773)	16,856
Advances from customers	7,732	49,136	128,834	81,159
Deferred revenues	(519)	(3,299)	4,831	(16,568)
Income tax payable	647	4,113	4,414	602
Other long-term liabilities	(1,102)	(7,003)	9,426	(3,658)
Other payables and accrued expenses	1,280	8,135	4,020	(13,676)
Net cash provided by operating activities	5,894	37,457	298,604	208,883
Investing activities:
Dividends received	388	2,467	1,200	4,600
Purchase of plant and equipment	(8,864)	(56,332)	(15,839)	(18,804)
Liquidation of a subsidiary	(10,697)	(67,980)	0	0
Proceeds from disposal of an equity investment	0	0	50,000	0
Additional capital injection to an equity investment	(95)	(600)	0	0
Proceeds from disposal of plant and equipment	0	0	247	1,395
Deposits for purchase of acquired technology and land use rights	(201)	(1,280)	(39)	(2,650)
Deposits for purchase of plant and equipment	(1,805)	(11,468)	(3,044)	(332)
Business acquisition, net of cash acquired	0	0	(10,540)	0
Purchase of intangible assets	(3,021)	(19,197)	(6,880)	(100)
Net cash provided by/(used in) investing activities	(24,295)	(154,390)	15,105	(15,891)
Financing activities:
Restricted bank deposits	0	0	500	(500)
Proceeds from short-term borrowings	3,147	20,000	191,900	134,850
Repayment of short-term borrowings	(13,517)	(85,900)	(186,290)	(219,440)
Repayment of third party loans	0	0	0	(4,560)
Repurchase of convertible notes	0	0	(117,896)	(68,290)
Acquisition of additional equity interest from non-controlling shareholders	0	0	(24,200)	0
Capital injection from a non-controlling shareholder	3,084	19,600	0	0
Dividends paid to non-controlling shareholders	(1,902)	(12,090)	(6,908)	(17,993)
Proceeds from exercise of share options	418	2,654	6,535	0
Net cash used in financing activities	(8,770)	(55,736)	(136,359)	(175,933)
Net increase (decrease) in cash and cash equivalents	(27,171)	(172,669)	177,350	17,059
Cash and cash equivalents, beginning of year	47,156	299,672	121,255	102,263
Effect of exchange rate changes on cash and cash equivalents	463	2,939	1,067	1,933
Cash and cash equivalents, end of year	20,448	129,942	299,672	121,255
Supplemental disclosures of cash flow information:
Income taxes paid	1,100	6,990	652	6
Interest paid	231	1,469	8,539	11,574
Supplemental disclosure of non-cash investing activities:
Other current assets to be received from liquidation of a subsidiary	$ 7,118	45,236	0	0

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities (together, the “Company”) are principally engaged in hybrid crop seed development, production and distribution. As of September 30, 2011, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed Technology development

Shandong Kunfeng Biochemical Limited (“Kunfeng”)	June 14, 2006	PRC	80%	Agricultural chemical producer

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	97.87%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Note (ii):	As of September 28, 2011, Jilin Changrong has substantially completed its liquidation procedures and then legally deregistered subsequently after the fiscal year end.

The Share Exchange Transaction

On December 20, 2004, Chardan China Acquisition Corp. (“Chardan”) entered into a Stock Purchase Agreement with State Harvest, and all the stockholders of State Harvest for Chardan’s acquisition of State Harvest. For the acquisition, Chardan formed its wholly owned subsidiary, Agritech. On November 8, 2005, the closing date of the acquisition (the “Closing Date”), Chardan merged with and into Agritech for the purpose of re-domestication out of the United States. The re-domestication merger was achieved by a one-for-one exchange of all the outstanding common shares of Chardan for common shares of Agritech and the assumption of all the rights and obligations of Chardan by Origin Agritech, including assumption of the outstanding warrants of Chardan. Immediately after the re-domestication merger, Agritech acquired all the common stock of State Harvest by the issuance of shares and payments of cash consideration to the then shareholders of State Harvest (“State Harvest Shareholders”) or their designee, making it a wholly owned subsidiary (the “Share Exchange Transaction”). State Harvest Shareholders and their designee were paid an aggregate of US$10,000 in cash, using the funds held in the trust account of Chardan, and was issued an aggregate of 10,000,000 shares of Agritech common stock for all the outstanding common stock of State Harvest. The Share Exchange Transaction was accounted for as a reverse acquisition in which State Harvest was deemed to be the accounting acquirer and Agritech the legal acquirer. The payments of the cash consideration are accounted for as a deemed distribution.

Of the cash portion of the purchase price, US$250 has been held back for one year by Agritech to secure certain indemnification obligations of State Harvest Shareholders and their designee. Other than the issuance of the above-mentioned 10,000,000 shares, Agritech has issued 200,000 shares to a financial advisor in connection with the Share Exchange Transaction.

As a result of the Share Exchange Transaction the historical consolidated financial statements of the Company for the periods prior to the Closing Date are those of State Harvest and its majority owned subsidiaries and its variable interest entity, Beijing Origin and all references to the consolidated financial statements of the Company apply to the historical consolidated financial statements of State Harvest, its majority owned subsidiary and Beijing Origin prior to the Closing Date and the consolidated financial statements of Agritech and its majority owned subsidiaries and Beijing Origin subsequent to the Closing Date. The Company’s equity components are stated in terms of State Harvest before the Closing Date, with an adjustment to reflect the effects of the reverse acquisition on the equity components at the Closing Date.

As Chardan was a non-operating public shell company before the Share Exchange Transaction, no goodwill has been recorded in connection with the Share Exchange Transaction and the costs incurred in connection with such transaction have been charged directly to equity as there was sufficient equity to absorb the costs. The net book value of acquired assets and liabilities pursuant to the Share Exchange Transaction is as follows:

RMB
Net assets acquired:
Cash	163,517

Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)

166,731
Less: Transaction costs paid in cash	(14,431)
Tax effect of the Share Exchange Transaction	(39,059)
113,241

Additional purchase price payments would be made to State Harvest Shareholders and their designee, up to an aggregate of US$15,000 if either of the following occurs during any fiscal year of Agritech after the Closing Date until December 31, 2008 (or June 30, 2009 if the fiscal year is changed to a July 1−June 30 fiscal year) from funds generated in the additional financing or from operational earnings as described below:

(1)
If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee; or

(2)
If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.

If both an Earnings Adjustment and a Financing Adjustment occur, the maximum aggregate amount to be paid to State Harvest Shareholders from one or both adjustments is US$15,000.

As of September 30, 2006, Agritech received US$40,218 (equivalent to approximately RMB324,584) in gross proceeds as a result of the call of the issued and outstanding warrants assumed by Agritech on the Closing Date. Accordingly, Agritech paid an additional US$15,000 (equivalent to approximately RMB120,981) to State Harvest Shareholders and their designee. The payments of the additional purchase price are accounted for as a deemed distribution.

As a part of the Share Exchange Transaction, Agritech assumed 4,025,000 shares of common stock, 8,050,000 Redeemable Common Stock Purchase Warrants (“Warrants”) and 350,000 Unit Purchase Options (“UPO”) issued by Chardan. There was no re-measurement required for these assumed Warrants and UPO because such assumption is part of the recapitalization in connection with the Share Exchange Transaction. All Warrants and UPO have been either exercised or expired as of September 30, 2011.

As further additional purchase price, certain State Harvest Shareholders and their designee will be issued an aggregate of 1,500,000 shares of common stock of Agritech for any of the next four years if, on a consolidated basis, Agritech generates after-tax profits (excluding after-tax operating profits from any subsequent acquisitions of securities that have a dilutive effect and before the expenses of this transaction and director and employee option expense) of at least the following amounts:

After-tax profit
US$
Twelve months ended June 30,
2006	11,000
2007	16,000
2008	21,000
2009	29,000

Although the outcome for the twelve months ended June 30, 2006 has been achieved, the Board decided that the 1,500,000 shares of common stock will not be issued upon a waiver signed by those certain State Harvest Shareholders and their designee but they do not waive or modify in any respect other additional stock purchase price.

The management considered the after-tax profits has not been achieved for the twelve months ended June 30, 2007, 2008 and 2009.

Reorganization of State Harvest prior to the Share Exchange Transaction

On December 1, 2004, State Harvest established BioTech, a wholly foreign owned enterprise under the laws of the PRC with an operating period of 20 years.

PRC regulations restrict direct wholly foreign ownership of seed industry in the PRC. In order to comply with these regulations while allowing foreign indirect participation, State Harvest conducts substantially all of its business through its variable interest entity, Beijing Origin.

Beijing Origin entered into Technical Service Agreements with BioTech. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

In addition, State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin  cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Through the consignment agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05 (former Financial Interpretation 46 (Revised) “Consolidation of Variable Interest Entities” (FIN 46(R)). The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction. The revenue of the Company has been generated from Beijing Origin and its subsidiaries for the year ended September 30, 2009, 2010 and 2011 are 100%, 97.96% and 96.63%, respectively. Beijing Origin and its subsidiaries also account for 93% and 93% of the total assets of the Company as at September 30, 2010 and 2011 respectively.

Liquidation of a subsidiary during the year

Pursuant to the resolution of the equity owners of Jilin Changrong Hi-tech Seed Company Limited (“Changrong”) dated July 4, 2011, it was resolved to voluntarily liquidate Changrong. On August 25, 2011, Changrong started its deregistration procedures.  On November 27, 2011, Siping Administration for Industry and Commerce Gongzhuling State Agricultural Science and Technology Industrial Park Branch approved the deregistration application of Changrong, and all the liquidation procedures have been completed.

Loss on liquidation of a subsidiary included in the consolidated statement of income and comprehensive income for the year ended September 30, 2011:

RMB

Carrying amount of net assets in the books of Changrong at liquidation	105,251
Attributable goodwill	4,692
109,943
Less:Net assets at the date of liquidation attributable to non-controlling interests	48,123
Net assets at the date of liquidation attributable to Origin Agritech Limited	61,820

Satisfied by:
Cash	3,001
Other current assets	45,236
48,237

Loss on liquidation of a subsidiary	13,583

Establishment of a new subsidiary during the year

On July 13, 2011, Beijing Origin established a new subsidiary, Xinjiang Origin, with a local seed company, Xinjiang Jinbo Seed Limited. Beijing Origin owns 51% equity interest of Xinjiang Origin, which is engaged in research, development, production, and distribution of hybrid crop seeds. The establishment of Xinjiang Origin aims to develop a new production centre for the corn seeds.

The capital injection of Beijing Origin for Xinjiang Origin is RMB51,000, in which around RMB20,000 has been paid, and the remaining will be paid in 2012 with three installments, the final payment of RMB11,000 will be made on October 31, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Convenience translation into United States dollars

The consolidated financial statements are presented in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2011 of RMB6.3549 to US$1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets and the valuation of embedded derivatives of the convertible notes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or market. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process.

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period.

Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no capital leases for any of the periods presented.

Goodwill

Goodwill represents the excess of aggregate purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortised, but instead tested for impairment at least annually or more frequently if certain circumstances indicate a possible impairment may exist. The Company adopted FASB ASC 350-10 and performs its annual impairment review of goodwill on September 30 of each year. Management evaluates the recoverability of goodwill using a two-step impairment test approach at the reporting unit level, which is determined to be the enterprise level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. Second, if the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a business combination.

The carrying amount of the goodwill at September 30, 2010 and 2011 represents the cost arising from the business combinations in previous years and no impairment on goodwill was recognized for any of the periods presented for the Company. During the year, the goodwill decreased for RMB 4,692 (note 1). It was due to the liquidation of Changrong. The movement for goodwill is as follow:

	September 30,
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of year	16,665	16,665	16,665
Additions	-	-	-
Written off	-	-	(4,692)

	16,665	16,665	11,973

Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Trademarks, which have indefinite live, are not amortized, but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events.

Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue recognition

The Company derives its revenue primarily from the sale of various branded conventional seeds, branded seeds with biotechnology traits and branded agricultural chemical products.

Revenue is recognized when pervasive evidence of an arrangement exists, products have been delivered, the price is fixed or determinable, collectability is reasonably assured and the right of return has expired. The Company generally determines the final selling price after a period the goods are delivered to the customers. Accordingly, the Company defers revenue recognition until the selling price has been finalized with the customers.

The estimated amounts of revenues billed in excess of revenues recognized are recorded as deferred revenues.

Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

The Company receives government subsidies in the form of funds for research and development activities. No government subsidies were recognized for the year ended September 30, 2011 while government subsidies recognized for the year ended September 30, 2009 and September 30, 2010 were RMB3,658 and RMB1,362 respectively.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are recorded under other liabilities. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent.

Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2009, 2010 and 2011, advertising costs were RMB2,184, RMB1,560 and RMB1,126, respectively.

Shipping and handling cost

The Company includes shipping and handling costs as either cost of goods sold or selling and administrative expenses depending on the nature of the expenses. Shipping and handling costs which relate to transportation of products to customers’ locations is charged to selling and marketing expenses and shipping and handling which relate to the transportation of goods to factories from suppliers and from one factory to another is charged to cost of revenues.

For the years ended September 30, 2009, 2010, and 2011, shipping and handling cost included in selling and marketing expenses were RMB10,737, RMB12,164, and RMB10,503 respectively.

Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk.

Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740-10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign currency translation

The functional currency of the Company excluding Agritech and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income attributable to Agritech and the non-controlling interests respectively.

Income per share

Basic income per share is computed by dividing net income by the weighted average number of common shares outstanding during the years. Diluted income per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based compensation

The Company adopts FASB ASC 718-10. ASC 718-10 requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair value measurement

The Company adopted FASB ASC 820-10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820-10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820-10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Reclassification of financial statements

Other income, net are reclassified in the consolidated statement of income and comprehensive income for the year ended September 30, 2011 for better presentation. Comparative figures for the year ended September 30, 2009 and 2010 were reclassified accordingly. The reclassification of operating income has no impact on the net income on the consolidated statement of income for the years ended September 30, 2009, 2010 and 2011.

Recently issued accounting pronouncements

In April 2010, the FASB issued ASU No. 2010-13, Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. It addresses the classification of a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. FASB ASC 718, “Compensation—Stock Compensation”, was amended to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trade shall not be considered to contain a market, performance or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies for equity classification. The amendments will be effective for interim and annual periods beginning on or after December 15, 2010, with early application permitted. The Company evaluated the effect of ASU No. 2010-13 on its financial statements and has concluded that it would have no impact on its financial positions, results of operation and cash flows.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. No change has been made in the items to be reported in comprehensive income. ASU No. 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. Early adoption is permitted. The Company is currently adopted the accounting guidance which presents the components of net income and the components of other comprehensive income in a single continuous statement of income and comprehensive income.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which specifies that an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in FASB ASC 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in FASB ASC 350-20-35-9. Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of ASU No. 2010-28 is not expected to have any impact on the Company’s financial position, results of operations and cash flows.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Shenzhen Biocentury Transgene (China) Limited (“Biocentury”)	Being an equity investment of the Company which disposed on May 27, 2010 (note 10)
Jinong	Being an equity investment of the Company (note 10)
Liyu	Being an equity investment of the Company (note 10)
Henan Agriculture University	Being non-controlling interests of Beijing Origin
Xinjiang Jinbo Seed Limited	Being non-controlling interests of Xinjiang Origin
Mr. Zhai	Being non-controlling interests of Kunfeng

(2)	Due from related parties

	September 30,
	2010	2011
	RMB	RMB

Jinong (note (i))	6	3,505
Henan Agriculture University	-	24
Liyu	3,094	-
Non-controlling interests of Denong	7	7
Non-controlling interests of Changrong	2,000	-
Non-controlling interests of Xinjiang Origin	-	1,447
Non-controlling interests of Kunfeng	-	200

	5,107	5,183

Note (i):	The balance as of September 30, 2011 represented the deposit paid to Jinong for purchasing of seeds.

(3)	Due to related parties

	September 30,
	2010	2011
	RMB	RMB

Non-controlling interests of Denong (note (i))	113	113
Non-controlling interests of Beijing Origin	68	-
Companies controlled by the Company’s directors	1,461	1,385
Ex-shareholders of State Harvest	147	140
Jinong	6,137	-
Liyu	-	90

	7,926	1,728

Note (i):	This is the amount temporarily funded by non-controlling interests of Denong. The amount is payable on demand with interest free.

(4)	Transactions with related parties

(a)	Sales

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	-	-	2,000

(b)	Purchases

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Biocentury	116	116	-
Liyu	-	240	90
Jinong	-	6	-

	116	362	90

(c)	Technology usage fees

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Liyu	5,752	5,471	5,953
Henan Agriculture University	108	68	-
Non-controlling interests of Denong	566	599	602
Biocentury	300	306	-

	6,726	6,444	6,555

The above amounts relate to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)	Sales of plant and equipment

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Non-controlling interests of Denong	8	-	-
Jinong	640	-	-

	648	-	-

(e)	Purchases of plant and equipment

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	-	150	-

(f)	Interest income

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Non-controlling interests of Changrong	261	-	-

(g)	Rental expense paid for plant and equipment

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	1,687	935	468

(h)	Research & Development expenses

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Holding company of Jinong	5,000	5,000	5,000

(i)	Dividend received

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Biocentury	3,400	-	-
Liyu	1,200	1,200	2,467

	4,600	1,200	2,467

(j)	Dividend paid

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	4,020	5,025	10,050

ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2011
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of year	816	842	842
Additions	26	-	1,872
Written off	-	-	-

	842	842	2,714

The allowance for doubtful account as recorded in general and administrative expenses.

ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2011
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Purchases of materials	1,471	7,460
Prepayments for advertisement	10	280
Prepayments for transportation fee	518	-
Prepayments for operating lease	290	218
Prepayments for testing fee	106	284
Utility deposit	270	935
Deposits for research and development fee	566	1,301
Deposits for housing fund center	-	323
Others	755	1,617

	3,986	12,418

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.

INVENTORIES	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Work in progress and supplies	172,708	111,945
Finished goods	132,492	120,134
Provision	(22,026)	(21,253)

	283,174	210,826

As of September 30, 2010 and 2011, goods already delivered to customers but still recorded in finished goods, amounted to RMB10,080 and RMB10,200, respectively. As the Company does not recognize revenue until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be transferred to cost of revenues when related revenue is recognized.

Provision for inventories is as below:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of year	30,818	28,859	22,026
Additions	7,395	14,971	12,978
Write-off	(9,354)	(21,804)	(13,751)

	28,859	22,026	21,253

OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2011
Other Current Assets [Abstract]
Other Current Assets Disclosure [Text Block]
7.	OTHER CURRENT ASSETS

Other current assets consist of the following:

		September 30,
		2010	2011
		RMB	RMB

Advances to staff for business use		6,428	8,287
Refundable deposit for a cancelled project		441	241
Receivable from a private investor arising from a sale of equity investment		10,000	-
Receivable from liquidation of Changrong		-	45,236
Receivable from liquidation of Changji		-	1,751
Loan to a customer	Note (i)	-	3,000
Deposits for rental		114	2,666
Deposits for research and development		-	2,195
Others		1,855	1,679

		18,838	65,055

Note (i)
The balance represented the loan to one of the customers in Denong with the interest rate of 6.1% per annum. Fully repayment will be made in the end of February 2012 together with the interest by according to the loan agreement.

LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2011
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Land use rights	23,880	36,569
Accumulated amortization	(2,973)	(3,475)

Land use rights, net	20,907	33,094

Land use rights with net values of RMB3,136 and RMB453 have been pledged as collateral for bank loans of Beijing Origin as of September 30, 2010, and of Linze Origin as of September 30, 2011, respectively.

Amortization expenses for the years ended September 30, 2009, 2010 and 2011 were RMB499, RMB489 and RMB502 respectively.

PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Plant and building	133,874	140,301
Machinery and equipment	41,677	52,972
Furniture and office equipment	12,309	11,466
Motor vehicles	20,082	18,338
Leasehold improvements	1,299	212

Total	209,241	223,289
Accumulated depreciation	(55,643)	(61,438)
Construction in progress	8,083	28,243

Plant and equipment, net	161,681	190,094

Included in plant and building, with net values of RMB44,830 and RMB6,882 have been pledged for bank loans of Beijing Origin as of September 30, 2010, and of Linze Origin as of September 30, 2011, respectively.

The depreciation expenses for the years ended September 30, 2009, 2010 and 2011 were RMB9,360, RMB11,531, and RMB16,235 respectively.

Construction in progress refers to production facilities under construction by the Company.

EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	EQUITY INVESTMENTS

Equity investments consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Equity method investment	22,505	20,503

Liyu

The Company owns 30% equity interest in Liyu and accounts for the investment in Liyu under the equity method. For the years ended September 30, 2009, 2010 and 2011, the Company recorded its pro-rata share of earnings in Liyu of RMB297, RMB497 and RMB2,954 respectively. The Company also received dividends of RMB1,200, RMB1,200 and RMB2,467 respectively from Liyu for each of the years ended September 30, 2009, 2010 and 2011. The dividend received was accounted for as a reduction in equity investments.

On April 12, 2011, Liyu increased its paid-in capital from RMB1,000 to RMB3,000. As a result, additional capital injection of RMB600 has been made to remain its percentage of equity interest.

Biocentury

The Company owned 34% equity interest in Biocentury and accounts for the investment in Biocentury under the equity method. For the years ended September 30, 2009 and 2010, the Company recorded its pro-rata share of earnings in Biocentury of RMB2,632 and RMB7,650, respectively. The Company also received dividends of RMB3,400 and RMB nil from Biocentury for the years ended September 30, 2009 and 2010. On May 27, 2010, The Company disposed its 34% interest in Biocentury for a cash consideration of RMB60,000. A gain on disposal of RMB8,883 was recorded in the statement of comprehensive income for the year ended September 30, 2010.

Jinong

The Company owns 23% equity interest in Jinong and accounts for the investment in Jinong under the equity method. For the years ended September 30, 2009, 2010 and 2011, the Company recorded its pro-rata share of earnings (losses) in Jinong of RMB1,755, RMB1,215 and RMB(1,345), respectively.

Jilin Changji Seed Limited (“Changji”)

The Company owns 35% equity interest in Changji and accounts for the investment in Changji under the equity method. For the years ended September 30, 2009, 2010 and 2011, the Company recorded its pro-rata share of earnings (losses) in Changji of RMB(15), RMB7 and RMB7 respectively. On May 6, 2011, the Changji has been deregistered, a loss on liquidation of RMB7 was recorded in the statement of comprehensive income for the year ended September 30, 2011.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Technology rights for licensed seeds	74,265	74,723
Distribution network	6,975	6,739
Trademark and certificates	3,394	1,687
Others	4,530	4,763

	89,164	87,912
Accumulated amortization	(49,506)	(54,366)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	35,344	29,232

Amortization expenses for the years ended September 30, 2009, 2010 and 2011 were RMB11,407, RMB9,692 and RMB8,870 respectively.

No impairment provision has been charged for the years ended September 30, 2009, 2010 and 2011.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2012	5,619
2013	3,926
2014	3,097
2015	2,339
2016	1,789

Total	16,770

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights amortized over an average usage period of 5 years and charged to general and administrative expenses.

OTHER ASSETS	12 Months Ended
Sep. 30, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]
12.	OTHER ASSETS

Other assets consist of the following:

		September 30,
		2010	2011
		RMB	RMB

Prepaid lease		778	1,510
Deposits for purchase of acquired intangible assets	Note (i)	40	1,280
Deposits for purchase of plant and equipment		3,044	16,568
Others		20	282

		3,882	19,640

Note (i):	The Company entered into new technology transfer agreements with certain investors of new seed products and paid deposits

BORROWINGS	12 Months Ended
Sep. 30, 2011
Borrowings Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.	BORROWINGS

	September 30,
	2010	2011
	RMB	RMB

Short-term borrowings	85,900	20,000

As of September 30, 2011, short-term borrowings were comprised of secured bank loan of RMB20,000 which is under Linze Origin Seed Limited and has been guaranteed by a land use right of RMB453 (note 8) and plant and equipment of RMB6,882 (note 9). The annual interest rate is 6.56%

As of September 30, 2010, short-term borrowings were comprised of secured bank loans of RMB47,900 and unsecured bank loans of RMB38,000, which is under Beijing Origin and has been guaranteed by a subsidiary, BioTech. The secured loans were secured by the Company’s land use rights of RMB3,136 (note 8) and plant and equipment of RMB44,830 (note 9). The annual interest rate ranged from 5.31% to 5.84%.

Interest expense and weighted average interest rate for the years ended September 30, 2009, 2010 and 2011 were RMB11,574 and 5.98%, RMB8,539 and 5.70% and RMB1,469 and 6.56%, respectively.

CONVERTIBLE NOTES	12 Months Ended
Sep. 30, 2011
Convertible Note Disclosure [Abstract]
Convertible Note Disclosure [Text Block]
14.	CONVERTIBLE NOTES

On July 25, 2007, the Company issued US$40,000 of guaranteed senior secured convertible notes (the “Notes”) which were due on July 25, 2012. The Notes are secured by the shares of certain of the Company’s subsidiaries.  The Notes bear interest at the rate of 1% per annum, payable semi-annually in arrears whereas the effective interest rate is 13% per annum. According to the original indenture agreement, the Notes were convertible into shares of common stock of the Company at an initial conversion price of US$11.50 per share, and the conversion price is subject to adjustment in certain circumstances, including semi-annual reset (the “Reset Date”) of the conversion price as at June 30 or December 31 of any year, commencing with December 31, 2008 and upon occurrence of certain dilutive events, in each case subject to certain conditions. Upon the specific occurrences such as, but not limited to, specified asset sale or termination of trading, the Notes holders may require the Company to repurchase all or a portion of their Notes. Also, according to the original indenture agreement, at maturity date, the Company shall be required to redeem any outstanding principal at the redemption amount determined so that it represents for the Note holders a gross yield of 16% on a semi-annual basis.

On July 28, 2008, the Company and the Notes holder entered into a Notes Repurchase Agreement (1st NRA) to repurchase the principal amount of US$18,700 of the Notes for a total repurchase price of US$20,000 payable in cash. The Notes repurchase would be completed in two tranches, with the first tranche to repurchase US$14,000 in principal amount of the Notes for a repurchase price of US$15,000 payable on July 28, 2008 and the second tranche to repurchase US$4,700 in principal amount of the Notes for a repurchase price of US$5,000 payable by end of 2008. As of September 30, 2008, the first tranche was paid and the outstanding principal of the Notes was US$26,000.  In connection with the 1st NRA, the Notes holder has agreed to waive past noncompliance by the Company through June 30, 2008 under certain financial covenants, and to amend a covenant, contained in the indenture for the Notes.  The Notes holder has not agreed to waive any future defaults under the Note indenture.

On January 19, 2009, the Company and the Notes holder entered into a Second Notes Repurchase Agreement (2nd NRA).  Pursuant to the 2nd NRA, the Company repurchased from the Notes holder remaining principal amount of US$21,300 for a total repurchase price of US$22,264 payable in cash in two tranches. In the first tranche, the Company repurchased US$4,700 in principal amount of the Notes for a repurchase price of US$5,000. In the second tranche, the Company repurchased the remaining US$16,600 principal amount of the Notes for a repurchase price of US$104 for each principal amount of US$100 of such Notes on a date to be mutually agreed upon by the Company and the Notes holder but not later than December 31, 2009. The Notes holder would also not be entitled to any interest payable on the repurchased Notes in respect of any record date prior to the repurchase.  In connection with the 2nd NRA, the Notes holder has agreed to eliminate the existing conversion rights on the Notes.  The Notes holder has also agreed to eliminate certain financial covenants, and to amend other covenants, contained in the indenture for the Notes.  The Note holder has also agreed to waive all defaults or events of default or their consequences, if any, on the part of the Company for failure to duly observe and perform this covenant through December 31, 2008, provided that the waiver will terminate if the Company defaults on its obligations under the 1st NRA. The Company has been in compliance with the covenants since the expiration of the waiver.

In compliance with the 1st NRA and 2nd NRA as described above, the Company has fully repurchased all the Notes and there were no outstanding Notes as of December 31, 2009.

Pursuant to FASB ASC 815-10, the redemption feature mentioned above is treated as an embedded derivative and is separately presented as a non-current liability in the consolidated balance sheet.   The fair value of the redemption feature at July 25, 2007 (the issuance date of the Notes), September 30, 2007, July 28, 2008 (1st NRA), September 30, 2008 and January 19, 2009 (2nd NRA) were RMB99,858, RMB 86,937, RMB 55,808, RMB33,580 and RMB30,334, respectively.

As of September 30, 2010 and 2011, the Company did not have any derivatives or financial liabilities that are measured at fair value. There is no change in fair value, including net transfers, of all financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended September 30, 2010 and 2011.

At the issuance date of the Notes, the value of the beneficial conversion features amounted to RMB31,230 was recorded under additional paid-in capital.

The discount associates with the issuance of the convertible notes amounted to RMB131,087 was amortized over the life of the convertible notes, using the effective interest method. Amortization of the Note discount for the years ended September 30, 2009, 2010 and 2011 were RMB3,350, RMB nil and RMB nil respectively, which as reflected in the interest expenses.

The interest expenses for the Notes for the years ended September 30, 2009, 2010 and 2011 were RMB449, RMB nil and RMB nil, respectively.

According to FASB ASC 470-50, the amendment made under 1st NRA is determined as a modification of debt.  As a result, the Company repurchased the principal amount of US$18,700 of the Notes at a premium of RMB29,516 (US$4,329).  This represents the repurchase price of US$20,000 in excess of carrying value of the Notes of RMB80,759 (US$11,845) plus the fair value of the redemption features of RMB26,090 (US$3,826) at July 28, 2008.  The premium was amortized using the effective interest method over the remaining term of the Notes.

According to ASC 470-50, the amendment made under 2nd NRA is determined as an extinguishment of debt. As a result, the Company repurchased the Notes at a loss of RMB51,101 (US$7,483).  This represents the repurchase price of US$22,263 in excess of its carrying value, which included the present value of the Notes, the discount associated with the issuance and the premium resulted from 1st NRA, of RMB70,600 (US$10,338) plus the fair value of the redemption features of RMB30,334 (US$4,442) at January 19, 2009.  The loss on extinguishment of debt was expensed to the consolidated statements of income and comprehensive income for the year ended September 30, 2009.

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
15.	OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

		September 30,
		2010	2011
		RMB	RMB

Payable for purchase of plant and equipment		99	206
Payable for purchase of land use rights		1,050	1,050
Payable for purchase of construction-in-progress		1,276	2,009
Professional fee payable		3,653	3,789
Salaries payable		12,633	8,192
Accrued staff bonus		1,757	1,757
Accrued interest		1,813	1,813
Accrued compensation expenses		177	150
Accrued other expenses		1,361	1,284
Other taxes payable		517	350
Deposits from growers		1,733	2,407
Payable for labor union and education expenses		721	677
Loans from employees of Denong	Note (i)	310	310
Loans from third parties	Note (ii)	3,600	3,600
Payable to former owners of Kunfeng		2,660	2,060
Deferred government subsidies	Note 16	-	8,526
Others		2,296	2,171

		35,656	40,351

Note(i):	RMB310 was borrowed from employees of Denong with interest of 12.5% per annum at the years ended September 30, 2010 and 2011.

Note(ii):	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2010 and 2011.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Sep. 30, 2011
Other Long Term Liabilities Disclosure [Abstract]
Other Long Term Liabilities Disclosure [Text Block]
16.	OTHER LONG-TERM LIABILITIES

In prior years, the Company received government subsidies from local PRC government for research and development projects. Such government subsidies are recorded as other long-term liabilities as the management expects that the conditions attached to the government subsidies will not be fulfilled within one year. During the year, the management expects that the conditions attached to the government subsidies will be fulfilled within one year and such amount have been reclassified to other payables and accrued expenses in current liabilities as stated in note 15.

SHARE OPTION PLAN	12 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
17.	SHARE OPTION PLAN

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “Plan”) which allows the Company to offer a variety of incentive awards to employees. Options to purchase 1,500,000 ordinary shares are authorized under the Plan. On the same day, options to purchase 974,000 ordinary shares at the price of US$8.75 per share were granted under the terms of the Plan (“Tranche 1”). All such options expire 5 years from the date of grant and vest over a period of 3 to 5 years.

Under the terms of the plan, on October 22, 2007 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$9.27 (“Tranche 2”); on March 28, 2008 the Company granted its employees options to purchase 381,000 ordinary shares at the price of US$5.30 (“Tranche 3”); on June 16, 2008 the Company granted its employees options to purchase 10,000 ordinary shares at the price of US$6.64 (“Tranche 4”); and on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of

US$12.23 (“Tranche 5”); and on January 3, 2011, the company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”).  All the options expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On September 14, 2009, the compensation committee of the Board of Directors has approved both re-pricing of outstanding option grants for reduced awards from US$8.75 per share to US$4.00 per share or the substitution of restricted stock for outstanding grants under Tranche 1 that no longer offer the kind of incentive opportunity originally sought for valued employees. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-10.  For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, both estimated at the date of the modification and determined that none of the modifications required the recognition of additional share-based payment expense. The weighted average fair value at the modification date of US$2.66 is estimated using the Black-Scholes Option Pricing Model. As of September 14, 2009, there are modified awards outstanding covering a total of 214,120 ordinary shares which included the restricted awards for 89,300 shares.

After the adjusted awards, all the option awards have an exercise price of $4.00 to $12.23 and expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On April 22, 2010, the Company adopted the 2009 Performance Equity Plan and authorized to issue share options with the right to purchase up to 1,500,000 ordinary shares to the Company’s directors, officers, employees, individual consultants and advisor.  The main purpose of the plan was to provide an existing structure and renewable benefit plan for senior management and directors.

During the year ended September 30, 2010 and 2011, 278,720 and 90,400 options have been exercised.

For the options outstanding at September 30, 2010 and 2011, the weighted average remaining contractual lives are 3.8 and 2.91 years, respectively.

A summary of the share option activity under the Plan is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6

Grant date	November 8, 2005	October 22, 2007	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011

Options outstanding as of October 1, 2009	214,120	20,000	315,167	10,000	-	-
Number of options granted	-	-	-	-	125,000
Options exercised	(124,720)	-	(154,000)	-	-	-
Options cancelled/ forfeited/ expired	(25,000)	(15,000)	(5,000)	-	-	-

Options outstanding as of September 30, 2010 and October 1, 2010	64,400	5,000	156,167	10,000	125,000	-
Number of options granted	-	-	-	-	-	120,000
Options exercised	(64,400)	-	(26,000)	-	-	-
Options cancelled/ forfeited/ expired	-	-	-	-	(5,000)	-
Outstanding as of September 30, 2011	-	5,000	130,167	10,000	120,000	120,000

Options vested and exercisable
At September 30, 2010	64,400	-	156,167	10,000	-	-

At September 30, 2011	-	-	130,167	10,000	120,000	-

Weighted average fair value at the grant date (USD)	2.69	4.55	2.69	3.42	7.20	6.08

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 1#	Tranche 2	Tranche 3*	Tranche 4	Tranche 5	Tranche 6

Exercise price (USD)	8.75	9.27	5.30	6.64	12.23	10.84
Average risk-free interest rate	4.47%	4.08%	2.51%	3.73%	1.66%	1.03%
Expected option life (year)	3.5	3.8	2.7	2.9	3	3
Volatility rate	30.79%	60.86%	78.17%	77.27%	92.81%	88.03%
Dividend yield	-	-	-	-	-	-

#	Tranche 1 had been modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

The aggregate intrinsic value as of September 30, 2010 and 2011 is USD 465 and USD nil respectively.

The Company recorded share-based compensation expense of RMB2,760, RMB4,868 and RMB4,638 for the years ended September 30, 2009, 2010 and 2011 respectively.  As of September 30, 2010 and 2011, there were RMB1,655 and RMB942 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.31 year.

TREASURY STOCK	12 Months Ended
Sep. 30, 2011
Equity [Abstract]
Treasury Stock [Text Block]
18.	TREASURY STOCK

During the year ended September 30, 2007, the Company repurchased 498,851 common stock of the Company with a total cost of RMB29,377 under the approval of the Board of Directors. The Company recorded the entire purchase price of the treasury stock as a reduction of equity.  The Company has made no additional purchases of common stock during the years ended September 30, 2010 and 2011.

INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
19.	INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are subject to taxation under the British Virgin Islands.  State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from 33% to 25% on January 1, 2008, according to the Corporate Income Tax Law.  The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of 25% over a five-year transitional period.  In addition, article 28 of the new tax law stated that the income tax rate of the “high technology” company (high-tech status) is remained at 15%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) has been agreed with the relevant tax authorities.  Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2009, 2010 and 2011 are 15%.

According to the document Ji Ken Ban Zi (2008) No.125, Changrong is recognized as a “high technology” company, thus entitled to a preferential tax rate of 15% for the years ended September 30, 2009, 2010 and 2011.

Had all the above tax holidays and concessions not been available, the tax charges would have been higher by RMB3,450, RMB7,648 and RMB5,226, and the basic net income (loss) per share would have been lower (higher) by RMB(0.15), RMB 0.33  and RMB(0.23) for the years ended September 30, 2009, 2010 and 2011, respectively. The diluted net income (loss) per share for the years ended September 30, 2009, 2010 and 2011 would have been lower (higher) by RMB(0.15), RMB0.33 and RMB(0.23), respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2011, the management considered that the Company had no uncertain tax positions affected its consolidated financial position and results of operations or cash flow except for the contingent US tax liabilities mentioned under note 22. The Company will continue to evaluate for the uncertain position in future. The estimated interest costs have been provided in the Company’s financial statements up to the year ended September 30, 2011. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The provision for income taxes expenses consists of the following:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Current	580	4,046	6,991
Deferred	11,152	5,273	6,739

	11,732	9,319	13,730

The principal components of the deferred income tax assets are as follows:

	September 30,
	2010	2011
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	18,091	20,928
Impairment on inventory	3,935	3,634
Others	3,290	3,498

Non-current deferred income tax assets	25,316	28,060
Valuation allowances	(15,550)	(25,032)

Net non-current deferred income tax assets	9,766	3,028

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2010 and 2011.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years.  Tax losses of non-PRC entities can be carried forward indefinitely.  The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2010	2011
	RMB	RMB
Calendar year ending,
2012	11,694	11,694
2013	53,698	25,586
2014	-	188
2015	10,400	11,042
Tax losses that can be carried forward indefinitely	-	45,944

	75,792	94,454

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2009	2010	2011
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	34	(10)	(550)
Effect of different tax jurisdiction	(157)	4	307
Permanent book-tax difference	25	-	403
Effect of changes of applicable tax rate	-	-	-
Change in valuation allowance	(80)	(5)	998
Under (over) provision in prior year	38	(2)	256

Effective income tax rate	(115)	12	1,439

INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
20.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	(40,817)	49,053	(23,079)

Shares (denominator):
Common stock outstanding	23,013,692	23,292,412	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,013,692	23,189,464	23,072,895

Add: Share options	-	147,801	-
Weighted average common stock outstanding used in computing diluted income per share	23,013,692	23,337,265	23,072,895

Net income (loss) per share-basic	RMB(1.77)	RMB2.12	RMB(1.00)

Net income (loss) per share-diluted	RMB(1.77)	RMB2.10	RMB(1.00)

As of September 30, 2010, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. As of September 30, 2011 and in previous year, the effect of the outstanding options was anti-dilutive.

EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
21.	EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were RMB9,454, RMB10,494, and RMB12,752 for the years ended September 30, 2009, 2010 and 2011, respectively.

Pursuant to the laws applicable to the PRC, domestic PRC entities must make appropriations from after-tax profit to non-distributable reserves funds including: (i) the statutory surplus reserve and; (ii) the statutory public welfare fund. Subject to the limits of 50% of the entity’s registered capital, the statutory surplus reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). The Company’s wholly foreign owned subsidiary, BioTech, however subject to the law applicable to foreign invested enterprises in the PRC, was required annual appropriation of the general reserve fund, no less than 10% of after-tax profit (as determined under PRC GAAP at each year-end). These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and are not distributable as cash dividends.  The appropriation has been made for the years ended September 30, 2009, 2010 and 2011 were RMB3,266, RMB2,598 and nil.  There was no after-tax profit recorded in the PRC statutory accounts for 2011.  On the other hand, the amount set aside as of September 30, 2010 and 2011 were RMB31,727 and RMB24,789. Such decrease was due to the liquidation of Changrong.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
22.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2010 and 2011, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2010	2011
	RMB	RMB

Equipment	5,251	9
Plant and building construction	5,362	15,353
Technology use right	1,210	730
Project of gene modification	5,000	5,000

	16,823	21,092

(b)	Operating lease

The Company acquired certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2009, 2010 and 2011 were RMB6,029, RMB3,614 and RMB5,310 respectively.

As of September 30, 2011, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2012	2,354
2013	1,956
2014	1,170
2015	1,139
2016	1,133
Thereafter	6,881

14,633
(c)	Contingent tax liabilities

The Company assesses the contingent tax liabilities that may arise from the Share Exchange Transaction (note 1) and considers such contingent tax liabilities are more-likely-than-not. As of September 30, 2010 and 2011, contingent tax liabilities of RMB39,059 including late payment penalty and interest was included in the income tax payable in the accompanying consolidated balance sheet. The contingent tax was charged to the equity because the assumption of such liabilities by the Company was part of the recapitalization in connection with the Share Exchange Transaction. The Company does not expect to incur tax liabilities at the higher end of the range which were estimated to be in the range RMB39,059 to RMB64,218, based on the information currently available.

During 2009, the Company began a fresh review of the contingent tax position by requesting and receiving alternate U.S. tax counsel on the above matter.  On September 23, 2010, the Company filed a revised 2005 tax return to the United States Internal Revenue Service, or IRS in a way to rectify the previously filed tax return regarding this tax liability. The IRS has not responded to the tax filing either directly or with any paperwork as of the date of this filing.  While the timeline for the IRS to question on the tax return is generally three years, this matter may take a prolonged period of time to resolve depending on the return time from IRS and the necessity of future appeals or re-evaluation.  No material changes have occurred as of September 30, 2011.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
23.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable are reasonable estimates of their fair value. All the financial instruments are for trade purposes. No level 2 or 3 fair value assessment has been made.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
24.	SEGMENT AND GEOGRAPHIC INFORMATION

The Company’s main products include hybrid corn, rice and cotton seeds, which have been organized as one reporting segment since they have similar nature and production procedures, with similar economic characteristics. The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the result of the operation for all products as a whole when making decisions about allocating resources and assessing performance of the Company. In accordance with FASB ASC 280-10, the Company is not required to report the segment information for the products.

All of the Company’s sales and all of the Company’s long-lived assets are located in the PRC.

The Company had no customers which accounted for 10% or more of the Company’s revenues for any of the years presented in the consolidated financial statements.

OPERATING RISK	12 Months Ended
Sep. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
25.	OPERATING RISK

Concentrations of credit risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents with high-quality institutions. Generally these deposits may be redeemed upon demand and therefore bear minimal risk.

Country risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB132,168 and RMB109,651 as of September 30, 2010 and 2011, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2010	2011
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	4,995	1,099
Other receivables	189	118
Acquired intangible assets, net	5	1
Due from inter-companies	144,249	136,796
Total current assets	149,438	138,014
Investment in unconsolidated subsidiaries	166,542	165,522
Total assets	315,980	303,536

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,592	1,509
Other payables and accrued expenses	3,444	3,931
Income tax payable	39,059	39,059
Total current liabilities	44,095	44,499
Total stockholders’ equity	271,885	259,037
Total liabilities and stockholders’ equity	315,980	303,536

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Cost of revenues	(494)	(208)	(21)
Operating expenses
Selling and marketing	(992)	(295)	(29)
General and administrative	(9,388)	(11,058)	(11,596)
Research and development	(272)	(146)	(32)
Changes in the fair value of embedded derivatives	3,300	-	-
Loss on repurchase of convertible notes	(51,101)	-	-
Other expenses, net	(20)	-	-
(Loss) from operations	(58,967)	(11,707)	(11,678)
Equity in earnings of unconsolidated subsidiaries	23,283	60,507	(11,402)
Interest income	77	253	1
Interest expense	(5,210)	-	-
Profit (loss) before income taxes	(40,817)	49,053	(23,079)
Income tax expense	-	-	-
Net profit (loss)	(40,817)	49,053	(23,079)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	(28,433)	108,012	(3,745)
Net cash provided by/(used in) financing activities	21,781	(106,493)	7,292
Net increase/(decrease) in cash and cash equivalents	(6,652)	1,519	3,547
Cash and cash equivalents, beginning of year	12,209	6,245	4,995
Effect of exchange rate changes on cash and cash equivalents	688	(2,769)	(7,443)
Cash and cash equivalents, end of year	6,245	4,995	1,099

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.